Note 9 Cash Cash Balances At Central Banks And Other Demand Deposits (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Cash Cash balances at central banks and other demand deposits [Line Items]
Cash		€ 8,636	€ 7,751	€ 6,533
Cash and bank balances at central banks	[1]	35,306	60,750	67,314
Other financial assets		7,202	6,916	5,909
Cash and cash equivalents		€ 51,145	€ 75,416	€ 79,756	[2]	€ 67,799

[1]	(1) The variation is mainly due to the evolution of the balances held in the Bank of Spain.
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).